Related parties - Narrative (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 18, 2021
Disclosure of transactions between related parties [line items]
Share-based compensation		SFr 67,328	SFr 10,044	SFr 9,568
Capital increase		618,262	133,266	1,344
Short-term employee benefits		1,922	1,825	2,556
Post-employment benefits		14,373	2,072	273
Key management personnel compensation		83,623	13,940	12,397
Capital reserves
Disclosure of transactions between related parties [line items]
Capital increase		SFr 615,265	132,968	1,341
Initial Public Offering
Disclosure of transactions between related parties [line items]
Percentage of shares reserved by underwriters		5.00%
Share price (in USD per share)					SFr 24.00
Non-executive directors
Disclosure of transactions between related parties [line items]
Share-based compensation		SFr 295	SFr 95	SFr 575
Board of directors and their immediate family members | Initial Public Offering
Disclosure of transactions between related parties [line items]
Number of shares issued in transaction (in shares)		56,667
Related parties
Disclosure of transactions between related parties [line items]
Ordinary capital increase (in shares)	861
Related parties | Capital reserves
Disclosure of transactions between related parties [line items]
Capital increase	SFr 7,649